Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2016
Registrant Name	dei_EntityRegistrantName	PUTNAM FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001005942
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	PFT
Document Creation Date	dei_DocumentCreationDate	Aug. 01, 2016
Document Effective Date	dei_DocumentEffectiveDate	Sep. 01, 2016
Prospectus Date	rr_ProspectusDate	Oct. 30, 2015
Putnam Absolute Return 700 Fund
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Putnam Absolute Return 700 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.81%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.23%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 700
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	963
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,247
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,053
Putnam Absolute Return 700 Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.81%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.23%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 708
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	943
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,303
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,187
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	208
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	643
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,103
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,187
Putnam Absolute Return 700 Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.81%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.23%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 308
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	643
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,103
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,379
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	208
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	643
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,103
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,379
Putnam Absolute Return 700 Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.81%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.23%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 526
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	897
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,291
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,392
Putnam Absolute Return 700 Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.81%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.23%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 158
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	490
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	845
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,845
Putnam Absolute Return 700 Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.81%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.12%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	520
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,155
Putnam Absolute Return 700 Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.81%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.23%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	579
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,283
Putnam Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	12-30-2016
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Putnam Emerging Markets Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.96%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.87%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.09%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 735
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,154
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,598
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,826
Putnam Emerging Markets Equity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.96%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.87%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.84%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 745
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,141
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,662
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,958
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	245
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	841
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,462
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,958
Putnam Emerging Markets Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.96%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.87%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.84%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 345
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	841
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,462
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,137
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	245
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	841
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,462
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,137
Putnam Emerging Markets Equity Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.96%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.87%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.59%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 562
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,089
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,641
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,143
Putnam Emerging Markets Equity Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.96%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.87%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.34%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 195
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	691
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,213
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,645
Putnam Emerging Markets Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.96%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.87%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.84%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 145
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	538
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	957
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,125
Putnam Global Consumer Fund
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	12-30-2016
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Putnam Global Consumer Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.88%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.75%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 699
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,052
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,429
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,483
Putnam Global Consumer Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.88%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.50%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 707
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,035
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,489
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,616
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	207
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	735
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,289
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,616
Putnam Global Consumer Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.88%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.50%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 307
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	735
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,289
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,801
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	207
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	735
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,289
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,801
Putnam Global Consumer Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.88%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.25%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 526
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	986
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,472
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,810
Putnam Global Consumer Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.88%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.00%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 157
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	583
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,035
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,290
Putnam Global Consumer Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.62%
Other expenses	rr_OtherExpensesOverAssets	0.88%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.50%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	429
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	775
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,751
Putnam Global Energy Fund
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	12-30-2016
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Putnam Global Energy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.85%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.72%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 703
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,050
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,420
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,458
Putnam Global Energy Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.85%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.47%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 711
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,032
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,480
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,591
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	211
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	732
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,280
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,591
Putnam Global Energy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.85%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.47%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 311
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	732
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,280
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,777
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	211
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	732
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,280
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,777
Putnam Global Energy Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.85%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.22%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 529
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	984
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,464
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,786
Putnam Global Energy Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.85%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.97%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 161
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	581
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,026
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,264
Putnam Global Energy Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.62%
Other expenses	rr_OtherExpensesOverAssets	0.85%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.47%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	427
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	766
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,724
Putnam Global Financial Fund
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	12-30-2016
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Putnam Global Financial Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.44%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.31%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.00%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 701
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,164
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,653
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,996
Putnam Global Financial Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.44%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.06%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.00%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 709
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,151
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,719
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,128
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	209
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	851
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,519
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,128
Putnam Global Financial Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.44%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.06%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.00%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 309
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	851
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,519
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,304
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	209
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	851
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,519
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,304
Putnam Global Financial Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	1.44%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.81%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.00%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 527
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,099
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,697
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,308
Putnam Global Financial Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	1.44%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.56%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.00%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 159
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	701
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,271
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,820
Putnam Global Financial Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.62%
Other expenses	rr_OtherExpensesOverAssets	1.44%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.06%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.00%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	549
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,016
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,310
Putnam Global Industrial Fund
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	12-30-2016
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the examples takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Putnam Global Industrial Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.16%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.03%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 703
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,111
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,544
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,745
Putnam Global Industrial Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.16%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.78%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 711
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,096
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,607
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,878
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	211
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	796
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,407
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,878
Putnam Global Industrial Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.16%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.78%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 311
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	796
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,407
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,058
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	211
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	796
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,407
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,058
Putnam Global Industrial Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	1.16%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.53%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 529
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,046
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,588
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,065
Putnam Global Industrial Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	1.16%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.28%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 161
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	645
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,156
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,561
Putnam Global Industrial Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.62%
Other expenses	rr_OtherExpensesOverAssets	1.16%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.78%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	492
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	899
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,037
Putnam Global Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	12-30-2016
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Putnam Global Technology Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.92%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.79%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 701
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,062
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,447
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,522
Putnam Global Technology Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.92%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.54%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 709
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,045
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,507
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,655
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	209
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	745
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,307
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,655
Putnam Global Technology Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.92%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.54%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 309
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	745
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,307
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,840
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	209
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	745
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,307
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,840
Putnam Global Technology Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.92%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.29%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 527
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	996
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,490
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,848
Putnam Global Technology Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.92%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.04%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 159
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	593
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,054
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,331
Putnam Global Technology Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.62%
Other expenses	rr_OtherExpensesOverAssets	0.92%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.54%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	439
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	794
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,794
Putnam Global Telecommunication Fund
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	12-30-2016
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Putnam Global Telecommunication Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.96%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.83%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 700
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,069
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,462
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,558
Putnam Global Telecommunication Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.96%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.58%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 708
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,052
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,523
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,692
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	208
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	752
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,323
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,692
Putnam Global Telecommunication Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.96%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.58%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 308
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	752
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,323
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,875
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	208
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	752
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,323
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,875
Putnam Global Telecommunication Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.96%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.33%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 526
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,003
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,505
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,883
Putnam Global Telecommunication Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.96%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.08%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 158
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	601
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,070
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,368
Putnam Global Telecommunication Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.62%
Other expenses	rr_OtherExpensesOverAssets	0.96%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.58%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	447
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	810
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,833
Putnam International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Putnam International Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.42%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 702
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	969
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,257
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,074
Putnam International Value Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.42%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 710
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	949
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,314
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,208
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	210
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	649
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,114
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,208
Putnam International Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.42%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 310
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	649
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,114
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,400
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	210
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	649
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,114
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,400
Putnam International Value Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.42%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 528
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	902
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,301
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,412
Putnam International Value Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.42%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 160
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	496
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	855
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,867
Putnam International Value Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,061
Putnam International Value Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
Other expenses	rr_OtherExpensesOverAssets	0.42%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	340
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	590
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,306
Putnam Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Putnam Small Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.61%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.39%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 695
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	949
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,222
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,999
Putnam Small Cap Growth Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.61%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.39%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 703
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	927
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,278
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,134
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	627
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,078
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,134
Putnam Small Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.61%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.39%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	627
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,078
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,327
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	627
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,078
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,327
Putnam Small Cap Growth Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.61%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.39%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 522
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	882
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,266
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,340
Putnam Small Cap Growth Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.61%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.39%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	474
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	818
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,791
Putnam Small Cap Growth Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.61%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.20%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,002
Putnam Small Cap Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.61%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.39%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	552
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,225

[1]	Management fees are subject to a performance adjustment.
[2]	Restated to reflect current fees resulting from a change to the fund's investor servicing arrangements effective September 1, 2016.
[3]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through December 30, 2016. This obligation may be modified or discontinued only with approval of the Board of Trustees.
[4]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 12/30/2016. This obligation may be modified or discontinued only with approval of the Board of Trustees.
[5]	Other expenses are based on expenses of Class Y shares for the fund's last fiscal year, adjusted to reflect the lower investor servicing fees applicable to Class R6 shares.